EQUITY	12 Months Ended
Dec. 31, 2020
EQUITY
EQUITY

NOTE 14 – EQUITY

a.    Ordinary shares of NIS 0.01 par value

	Year Ended December 31,
	2020	2019	2018
	Number of shares in thousands
Issued and outstanding share capital (ordinary shares):
Outstanding shares at the beginning of the year	335,285	287,616	264,495
Shares issued in public offering and private placements during the year	87,818	46,115	22,014
Shares issued in exercise of stock options and warrants and vesting of RSUs during the year	2,432	1,554	1,107

Outstanding at the end of the year	425,535	335,285	287,616

Authorized share capital at the end of the year	750,000	750,000	750,000

The rights of the ordinary shares include voting rights at the general meeting of shareholders, the rights to receive dividends and rights to participate in the distribution of the surplus assets of the Company in the event of liquidation.

b.    2020 Public Offering

See Note 1b.

c.    2019 Private Placement

On January 16, 2019 and January 28, 2019, the Company entered into separate securities purchase agreements with several U.S. and Israeli accredited investors. Under the securities purchase agreements, the Company undertook to issue to the investors, upon and subject to the closing:, (i) a total of 1,170,707 ADSs, at a price per ADS of $9.55, to the investors (other than the Israeli investor) (the “U.S. Tranche”); and (ii) a total of 10,944,185 ordinary shares to the Israeli investor, at a price per ordinary share of NIS 1.1693 (equivalent to $0.32 as of February 3, 2019) (the “Israeli Tranche”), or, in the aggregate, the Company undertook to issue to the investors a total of 46,115,395 ordinary shares (including ordinary shares underlying the ADSs) representing, as of January 28, 2019, approximately 13.8% of the Company’s issued and outstanding shares on a post-issuance basis, resulting in aggregate proceeds (before expenses) of approximately $14.7 million. On February 3, 2019, the Company completed the private placement of the Israeli Tranche and issued to the Israeli investor, 10,994,185 ordinary shares, and on March 6, 2018, the Company completed the private placement of the U.S. Tranche and issued to the investors under the U.S, Tranche a total of 1,170,707 ADSs. The ordinary shares and ADSs issued to the investors are subject to resale restrictions under applicable U.S. and Israeli securities laws. None of the investors were granted registration rights under the securities purchase agreements. The securities purchase agreements contain other customary terms and conditions, including customary representations and warranties of the parties which survive the completion of the transaction until the date on which the investors no longer hold any of the ADSs or shares, as applicable.

d.    2018 Private Placement

On March 22, 2018, the Company entered into separate securities purchase agreements with Viola, the Company's largest shareholder; Medtronic International Technology, Inc. ("Medtronic"), a then major shareholder of the Company; Dr. Giora Yaron (through a company wholly owned by him), the Company's Chairman of the Board of Directors and a major shareholder, and various funds affiliated with three Israeli institutional investors. On May 27, 2018, following approval by the Company's shareholders of the private placement contemplated by these securities purchase agreements, the Company completed the transaction and issued to the investors a total of 22,013,893 ordinary shares (representing as of such date approximately 7.7% of the Company's issued and outstanding shares on a post-issuance basis) at a purchase price of NIS 0.947 per share (equivalent to $0.27 as of May 7, 2018) (reflecting a 7% discount on the average share price during the 15 consecutive trading days preceding March 15, 2018 (inclusive), the date of publication of the Company's 2017 financial statements), resulting in aggregate proceeds (before expenses) of NIS 20.8 million (equivalent to approximately $6.0 million). Out of the total NIS 20.8 million investment, Viola, Medtronic and Dr. Giora Yaron, invested NIS 5.2 million, NIS 2.4 million and NIS 2.1 million, respectively. Since then, Medtronic transferred the shares issued to it to MS Pace LP, a limited partnership.